Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0
Temporary equity shares outstanding	40,000,000	40,000,000	40,000,000
Temporary equity redemption price per share	$ 10.00	$ 10.00	$ 10.00
Temporary equity, Par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, Shares issued	40,000,000	40,000,000	40,000,000
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	10,000,000	10,000,000	10,000,000
Common stock shares outstanding	10,000,000	10,000,000	10,000,000